Schedule of remaining lease term discount (Details)	Mar. 31, 2026	Sep. 30, 2025
Lease
Weighted-average remaining lease term - operating leases	1 year 3 months 29 days	1 year 9 months 29 days
Weighted-average discount rate - operating leases	3.50%	3.50%